Organization and Description of Business -10Q	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business Context Therapeutics LLC (the “Company”) is a clinical-stage biopharmaceutical company dedicated to improving the lives of women living with hormone-dependent cancer. The Company was organized in April 2015 under the laws of the State of Delaware. The Company’s operations are located in Philadelphia, Pennsylvania. Prior to the effectiveness of the Company’s registration statement, Context Therapeutics LLC intends to convert into a Delaware corporation and change its name to Context Therapeutics Inc. Following the corporate conversion, Context Therapeutics Inc. will hold all property and assets of Context Therapeutics LLC, and all of the debts and obligations of Context Therapeutics LLC will become the debts and obligations of Context Therapeutics Inc. Organization and Description of BusinessContext Therapeutics Inc. (the “Company”) is a clinical-stage biopharmaceutical company dedicated to improving the lives of women living with cancer. The Company was organized in April 2015 under the laws of the State of Delaware. The Company’s operations are located in Philadelphia, Pennsylvania. In April 2021, the Company completed a reverse triangular merger, which resulted in Context Therapeutics Inc. becoming the sole holder of 100% of the membership interests in Context Therapeutics LLC, which resulted in all common units, preferred units, options, warrants or other rights to purchase common or preferred units of Context Therapeutics LLC converting into common stock, preferred stock, options, warrants or other rights to purchase common or preferred stock of Context Therapeutics Inc. As this was a transaction between entities under common control, the carryover basis of accounting was used to record the assets, liabilities and equity of Context Therapeutics LLC. Further, as a common control transaction the condensed consolidated financial statements of the Company reflect the merger transaction as if it had occurred as of the earliest period presented herein.